Class C2 [Member] Expense Example, No Redemption - Class C2 - Western Asset Short Duration Municipal Income Fund - Class C2	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 114
Expense Example, No Redemption, 3 Years	356
Expense Example, No Redemption, 5 Years	617
Expense Example, No Redemption, 10 Years	$ 1,217